ORDINARY SHARES - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					12 Months Ended
	Sep. 25, 2018 shares	Aug. 23, 2018 Vote $ / shares shares	Aug. 23, 2018 USD ($) $ / shares shares	Jul. 31, 2015 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Mar. 31, 2020 USD ($)	Sep. 24, 2018 shares	Aug. 22, 2018 $ / shares shares	Jun. 30, 2018 shares	Dec. 31, 2017 shares
ORDINARY SHARES
Common stock, par value per share | $ / shares														$ 0.0001
Preferred shares, par value | $ / shares		$ 0.00001	$ 0.00001											$ 0.0001
Number of ordinary shares			10
Surrendered percentage of ordinary shares after share split			90.00%
Stock, conversion basis					IPO, 16,145,454 issued Class A Ordinary Shares held by certain key management founders, 33,818,182 issued Pre-IPO Class B Ordinary Shares held by Red Better, and 67,636,364 issued Pre-IPO Class B Ordinary Shares held by Mr. Chen’s wholly-owned entity Viomi Limited was automatically converted by way of re-designation and re-classification into Class B Ordinary Shares on a one-for-one basis, and the rest of the outstanding Class A Ordinary Shares, the rest of the outstanding Pre-IPO Class B Ordinary Shares, and all outstanding Series A Preferred Shares was automatically converted by way of re-designation and re-classification into Class A Ordinary Shares on a one-for-one basis.
Issuance of ordinary shares for exercised share options (in shares)					956,256	3,011,064	2,655,669	2,655,669
Shares repurchases, consideration amount | ¥					¥ 8,035	¥ 12,068	¥ 54,600
IPO
ORDINARY SHARES
Common stock, shares authorized		5,000,000,000	5,000,000,000
Ordinary shares, voting rights					Each Class A Ordinary Share is entitled to one vote, and each Class B Ordinary Share is entitled to ten (10) votes, voting together as one class
Dividends value of shares authorized | $			$ 50,000
Stock, conversion basis					Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time by the holder thereof.
Shares issued	34,200,000
Class A Ordinary Shares
ORDINARY SHARES
Common stock, shares authorized										4,800,000,000	4,800,000,000			346,545,454
Common stock, par value per share | $ / shares										$ 0.00001	$ 0.00001			$ 0.0001
Ordinary shares, outstanding								104,163,686		104,539,463	105,516,779					25,363,636
Ordinary shares, voting rights					Each ordinary share is entitled to one vote
Common stock, shares issued		4,000,000	4,000,000							104,539,463	105,516,779				33,818,182
Ordinary shares, transferred															16,145,454
Ordinary shares, surrendered															17,672,728
Fair value per share | $ / shares		$ 3.30	$ 3.30
Shares issued									34,200,000
Shares issued upon conversion					359,997	339,999	7,295,454	7,295,454	18,181,818
Issuance of ordinary shares for exercised share options (in shares)					956,256	3,011,064	2,655,669	2,655,669
Shares repurchased during period					2,293,569	1,997,970	4,232,169	4,232,169
Class A Ordinary Shares | Key Management Founders
ORDINARY SHARES
Common stock, shares issued													16,145,454
Class A Ordinary Shares | IPO
ORDINARY SHARES
Common stock, shares authorized		4,800,000,000	4,800,000,000
Common stock, par value per share | $ / shares		$ 0.00001	$ 0.00001
Ordinary shares, voting rights | Vote		1
Class B Ordinary Shares
ORDINARY SHARES
Common stock, shares authorized										150,000,000	150,000,000
Common stock, par value per share | $ / shares								$ 0.00001			$ 0.00001
Ordinary shares, outstanding								103,554,546		102,854,550	103,214,547
Common stock, shares issued										102,854,550	103,214,547
Class B Ordinary Shares | Red Better Limited
ORDINARY SHARES
Common stock, shares issued													33,818,182
Class B Ordinary Shares | Viomi Limited
ORDINARY SHARES
Common stock, shares issued													67,636,364
Shares issued				67,636,364
Class B Ordinary Shares | IPO
ORDINARY SHARES
Common stock, shares authorized		150,000,000	150,000,000
Common stock, par value per share | $ / shares		$ 0.00001	$ 0.00001
Ordinary shares, voting rights | Vote		10
Designated Common Stock | IPO
ORDINARY SHARES
Common stock, shares authorized		50,000,000	50,000,000
Common stock, par value per share | $ / shares		$ 0.00001	$ 0.00001
ADR [Member] | IPO
ORDINARY SHARES
Shares issued	11,400,000
American Depositary Shares [Member]
ORDINARY SHARES
Share repurchase program, authorized amount | $												$ 10,000
Shares repurchased during period							1,410,723	1,410,723
Shares repurchases, consideration amount | $								$ 8,030
Shares repurchases, weighted average price per share | $ / shares								$ 5.69